SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 99.21%
Belgium — 4.08%
296,603	Anheuser-Busch InBev NV	$19,145,160

Denmark — 3.00%
135,503	Novo Nordisk A/S, Class B	14,042,336

France — 3.20%
84,970	Safran SA	14,981,097

Germany — 3.26%
309,049	Deutsche Post AG	15,296,710

Hong Kong — 3.66%
1,968,824	AIA Group Ltd.	17,134,444

Ireland — 1.87%
101,012	Kerry Group Plc, Class A	8,767,775

Japan — 1.78%
518,700	Astellas Pharma, Inc.	6,169,040
129,898	MISUMI Group, Inc.	2,193,166
		8,362,206
Luxembourg — 0.91%
65,214	Eurofins Scientific SE	4,254,066

Norway — 2.67%
394,375	Equinor ASA	12,498,521

Taiwan — 4.50%
202,900	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21,101,600

United Kingdom — 5.54%
59,871	Croda International Plc	3,851,140
160,721	InterContinental Hotels Group Plc	14,493,161
2,377,079	Legal & General Group Plc	7,596,408
		25,940,709
United States — 64.26%
139,160	Alphabet, Inc., Class A*	19,439,260
94,300	Amazon.com, Inc.*	14,327,942
43,300	American Water Works Co., Inc.	5,715,167
5,500	AutoZone, Inc.*	14,220,855
58,400	Blackstone, Inc.	7,645,728

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
192,200	CSX Corp.	$6,663,574
82,100	EOG Resources, Inc.	9,929,995
222,250	Fortive Corp.	16,364,268
46,000	HCA Healthcare, Inc.	12,451,280
30,600	Home Depot, Inc. (The)	10,604,430
21,100	Intuit, Inc.	13,188,133
32,900	MarketAxess Holdings, Inc.	9,634,765
71,700	Micron Technology, Inc.	6,118,878
77,100	Microsoft Corp.	28,992,684
132,700	Morgan Stanley	12,374,275
28,400	Netflix, Inc.*	13,827,392
29,900	NVIDIA Corp.	14,807,078
79,700	Procter & Gamble Co. (The)	11,679,238
58,200	Salesforce, Inc.*	15,314,748
107,400	T-Mobile US, Inc.	17,219,442
43,600	UnitedHealth Group, Inc.	22,954,092
67,900	Visa, Inc., Class A	17,677,765
		301,150,989
Zambia — 0.48%
273,323	First Quantum Minerals Ltd.	2,238,070

Total Common Stocks		464,913,683
(Cost $440,212,286)
Investment Company — 0.78%
3,671,912	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (a)	3,671,912
Total Investment Company		3,671,912
(Cost $3,671,912)
Total Investments		$468,585,595
(Cost $443,884,198) — 99.99%
Other assets in excess of liabilities — 0.01%		50,547
NET ASSETS — 100.00%		$468,636,142

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund  (cont.)

December 31, 2023 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Information Technology	21.24%
Financials	15.38%
Health Care	12.78%
Industrials	11.84%
Consumer Discretionary	11.45%
Communication Services	10.77%
Consumer Staples	8.44%
Energy	4.79%
Materials	1.30%
Utilities	1.22%
Other*	0.79%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.